FAIR VALUE MEASUREMENTS - Fair value on recurring basis (Details)	Dec. 31, 2020 USD ($)
Schedule of Held-to-maturity Securities [Line Items]
Cash and marketable securities held in Trust Account	$ 230,091,362
U.S. Treasury Securities
Schedule of Held-to-maturity Securities [Line Items]
Cash and marketable securities held in Trust Account	230,091,280
Cash
Schedule of Held-to-maturity Securities [Line Items]
Cash and marketable securities held in Trust Account	$ 82